Cassidy & Associates

Attorneys at Law

215 Apolena Avenue

Newport Beach, California 92662

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Email:  CassidyLaw@aol.com

Telephone: 202/387-5400  Fax: 949/673-4525

September 10, 2013

Sherry Haywood, Esq.

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Re:

Ameri Metro, Inc. Registration Statement on Form S-1

Amendment No. 3

File No. 333-189286

Ms. Haywood:

Attached for filing with the Securities and Exchange Commission is Amendment No.2 to the Ameri Metro, Inc. (the "Company") registration statement on Form S-1.

The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated September 9, 2013 (the "Comment Letter").  The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing  the location of each response thereto in the Registration Statement.

Calculation of Registration Fee Table

1.

The requested disclosure has been added.

Selling Shareholder Shares

2.

The requested disclosure has been added and appears on page XX in the prospectus.

Exhibit 5.1

3.

The inadvertently deleted language has been restored.

The Company has simultaneously filed its request for acceleration by separate letter.

Sincerely,

Lee W. Cassidy